Balances and Transactions with Related Parties (Details) - Affiliated Entity [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Accounts receivable	$ 20	$ 79
Due from affiliated companies	77	559
Purchases from Parent and affiliates	3	43	$ 93
Interest income from Parent			24
Interest (expense) from Parent	(28)	(9)
Sales to Parent and affiliated companies	$ 145	$ 109	$ 297
Interest rate, related party	5.50%	5.50%	5.50%